Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2024	2023
	$	$
Trade payables	84,020	195,814
Accrued liabilities	63,185	87,614
Total	147,205	283,428